Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table sets forth information regarding the compensation of our named executive officers (“NEOs”) for the fiscal years ended December 31, 2023, 2024 and 2025, and our financial performance for each such fiscal year:

Pay Versus Performance Table

Year	Summary Compensation Table Total For Former PEO ($)(1)	Compensation Actually Paid to Former PEO ($)(4)	Summary Compensation Table Total For Interim PEO ($)(2)	Compensation Actually Paid to Interim PEO ($)(4)	Summary Compensation Table Total For Current PEO ($)(3)	Compensation Actually Paid to Current PEO ($)(4)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(5)	Average Compensation Actually Paid to Non-PEO NEOs ($)(6)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(7)	Net (Loss) Income (In thousands) ($)(8)
2025	1,031,490	(1,414,997)	105,000	105,000	2,127,590	2,031,284	1,212,050	1,163,897	51	(52,607)
2024	778,160	190,276	-	-	-	-	478,810	417,988	63	(31,795)
2023	1,132,230	252,742	-	-	-	-	542,218	(11,013)	80	18,416

(1)	Represents the total compensation of our former principal executive officer (PEO), Joseph A. Vitiritto, as reported in the Summary Compensation Table for each year indicated.

(2)

Represents the total compensation of our interim principal executive officer, Matthew T. Moroun, as reported in the Summary Compensation Table for the year 2025. Mr. Moroun, our Chairman of the Board of Directors, served as interim President and CEO of the Company effective June 27, 2025 until Mr. Lance K. Stewart was appointed as President and CEO effective August 4, 2025.

(3)

Represents the total compensation of our current principal executive officer (PEO), Lance K. Stewart, as reported in the Summary Compensation Table for the year 2025. On July 31, 2025, the Board of Directors appointed Lance K. Stewart, to succeed Mr. Vitiritto and Mr. Moroun as our new President and Chief Executive Officer beginning August 4, 2025. Mr. Moroun continues to serve as Chairman of the Board of the Company.

(4)	The amount reported in this column for each year indicated is calculated as follows:

PEO Actually Paid Compensation Amount	$ 2,031,284	$ 0	$ 0
Adjustment To PEO Compensation, Footnote
Reconciliation of PEOs SCT Total		Former PEO			Interim PEO	Current PEO
and Compensation Actually Paid.		2025	2024	2023	2025	2025
	Total Compensation as reported SCT	$1,031,490	$778,160	$1,132,230	$105,000	$2,127,590
Subtract	Pension values reported in SCT for covered fiscal year	—	—	—	—	—
Subtract	Fair value of equity awards granted during covered fiscal year	(523,250)	—	(366,145)	—	(1,537,000)
Add	Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in the covered year	—	—	—	—	—
Add	Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year - valued at year-end	392,600	—	268,852	—	1,449,600
Add	Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year - valued on date of vesting	—	—	—	—	—
Add	Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—	—
Add/Subtract	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	—	(501,811)	(714,010)	—	(7,989)
Add/Subtract	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	(3,947)	(86,073)	(68,185)	—	(916)
Subtract	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	(2,311,890)	—	—	—	—
Equals	Compensation Actually Paid to PEO	$(1,414,997)	$190,276	$252,742	$105,000	$2,031,284

(5)

Represents the total compensation of each of our non-PEO NEOs during 2023, Lance K. Stewart and Allen W. West, our only non-PEO NEO in 2024, Lance K. Stewart, and the average of the total compensation of each of our non-PEO NEOs during 2025, Lance K. Stewart and Daniel C. Kleine, as reported in the Summary Compensation Table for each year indicated.

(6)	The amount reported in this column for each year indicated is calculated as follows:

Non-PEO NEO Average Total Compensation Amount	$ 1,212,050	478,810	542,218
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,163,897	417,988	(11,013)
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation of Non-PEO NEOs		Non-PEO NEOs
SCT Total and Compensation Actually Paid.		2025	2024	2023
	Total Compensation as reported SCT	$1,212,050	$478,810	$542,218
Subtract	Pension values reported in SCT for covered fiscal year	—	—	—
Subtract	Fair value of equity awards granted during covered fiscal year	(768,500)	—	(117,190)
Add	Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in the covered year	—	—	—
Add	Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year - valued at year-end	—	—	86,050
Add	Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year - valued on date of vesting	—	—	—
Add	Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—
Add/Subtract	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(3,995)	(13,697)	(109,670)
Add/Subtract	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	(458)	(47,125)	1,901
Subtract	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	(414,322)
Equals	Compensation Actually Paid to Non-PEO NEOs	$1,163,897	$417,988	$(11,013)

(7)

Represents the cumulative three-year total return to shareholders of our common stock and assumes that the value of the investment was $100 on December 31, 2022. The Company did not issue any dividends during 2023, 2024 or 2025. The stock price performance included in this column is not necessarily indicative of future stock price performance.

(8)	Represents our reported net (loss) income for each year indicated.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid to our NEOs and Company Performance

The following graphs show the relationship between the compensation actually paid to our PEO and our other NEOs to our total shareholder return and net (loss) income over the three fiscal years ending December 31, 2025 as reported in the table above:

[The graphs follow on the next page.]

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 51	63	80
Net Income (Loss)	(52,607,000)	(31,795,000)	18,416,000
Mr. Vitiritto [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,031,490	778,160	1,132,230
PEO Actually Paid Compensation Amount	$ (1,414,997)	$ 190,276	$ 252,742
PEO Name	Joseph A. Vitiritto	Joseph A. Vitiritto	Joseph A. Vitiritto
Mr. Moroun [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 105,000	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 105,000	0	0
PEO Name	Matthew T. Moroun
Mr. Stewart [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,127,590	0	0
PEO Actually Paid Compensation Amount	$ 2,031,284
PEO Name	Lance K. Stewart
PEO | Mr. Vitiritto [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0
PEO | Mr. Vitiritto [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Vitiritto [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(523,250)	0	(366,145)
PEO | Mr. Vitiritto [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	392,600	0	268,852
PEO | Mr. Vitiritto [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(501,811)	(714,010)
PEO | Mr. Vitiritto [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Vitiritto [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,947)	(86,073)	(68,185)
PEO | Mr. Vitiritto [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,311,890)	0	0
PEO | Mr. Vitiritto [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Moroun [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Moroun [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Moroun [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Moroun [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Moroun [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Moroun [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Moroun [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Moroun [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Moroun [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Stewart [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Stewart [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Stewart [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,537,000)
PEO | Mr. Stewart [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,449,600
PEO | Mr. Stewart [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,989)
PEO | Mr. Stewart [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Stewart [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(916)
PEO | Mr. Stewart [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Stewart [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(768,500)	0	(117,190)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	86,050
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,995)	(13,697)	(109,670)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(458)	(47,125)	1,901
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(414,322)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0